Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2021
Noncontrolling Interests
Schedule of reconciliation of non-controlling interest

	December 31,	December 31,
	2021	2020
Beginning Balance	$638,846	$4,346,216
Proportionate shares of net loss	(2,334,853)	(3,501,808)
Foreign currency translation adjustment	(28,620)	(205,562)
Total	$(1,724,627)	$638,846